Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

NOTE 14 – SUBSEQUENT EVENTS

Subsequent to year end, every twenty shares of the Company’s issued and outstanding Common Stock, par value $0.0000000001 (the "Common Stock"), was converted into one share of New Common Stock (the “Reverse Stock Split”). Any fractional shares resulting from the Reverse Stock Split will be rounded up to the next whole share. As a result of the Reverse Stock Split, the total number of issued and outstanding shares of the Company's Common Stock will decrease from 3,867,674,530 pre-split shares to approximately 193,383,727 shares after giving effect to the Reverse Stock Split. In addition to the Reverse Stock Split, the Company has also reduced its total number of the Company’s authorized shares of common stock from 5,000,000,000 to 3,000,000,000.

Subsequent to year end, the debenture holders of the convertible notes converted $478,400 in principal and $10,520 in interest into 45,242,538 shares of common stock (taking into account the reverse split of the common stock on January 22, 2012).

Subsequent to year end, the Company issued $108,000 in promissory notes to a non-affiliate.

A holder of $225,000 in promissory note principal transferred $110,000 of the obligation to a non-affiliate.

The company evaluated subsequent events through the date the consolidated financial statements were issued.